NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Change in Provision for Retirement Indemnities (Details) - Present value of defined benefit obligation - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
At the beginning of the period	€ 524	€ 652	€ 506
Curtailment Gain - restructuring plan 2022 (PSE)	(63)
Service costs	82	(63)	123
Financial costs	9	3	4
Actuarial gains and losses	(235)	(68)	19
At the end of the period	€ 318	€ 524	€ 652